UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

 UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Bahl & Gaynor Income Growth Fund

(Class A: AFNAX)

(Class C: AFYCX)

(Class I: AFNIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	11
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Bahl & Gaynor Income Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.7%
	CONSUMER DISCRETIONARY — 9.3%
38,042	Hasbro, Inc.	$3,090,913
138,360	Home Depot, Inc.	23,773,015
138,199	McDonald's Corp.	24,539,996
251,804	Starbucks Corp.	16,216,178
		67,620,102
	CONSUMER STAPLES — 5.7%
213,306	Altria Group, Inc.	10,535,184
47,180	McCormick & Co., Inc.	6,569,343
82,677	Mondelez International, Inc., Class A	3,309,560
190,613	PepsiCo, Inc.	21,058,924
		41,473,011
	ENERGY — 5.4%
93,875	Chevron Corp.	10,212,661
115,120	Exxon Mobil Corp.	7,850,033
76,015	Phillips 66	6,548,692
99,370	Valero Energy Corp.	7,449,769
332,155	Williams Cos., Inc.	7,324,018
		39,385,173
	FINANCIALS — 12.5%
558,355	BB&T Corp.	24,187,939
32,682	BlackRock, Inc.	12,838,143
306,005	JPMorgan Chase & Co.	29,872,208
164,595	Marsh & McLennan Cos., Inc.	13,126,451
226,820	U.S. Bancorp	10,365,674
		90,390,415
	HEALTH CARE — 17.0%
268,860	Abbott Laboratories	19,446,644
193,636	AbbVie, Inc.	17,851,303
117,825	Amgen, Inc.	22,936,993
65,300	Eli Lilly & Co.	7,556,516
168,595	Johnson & Johnson	21,757,185
173,840	Medtronic PLC[1]	15,812,486
418,460	Pfizer, Inc.	18,265,779
		123,626,906
	INDUSTRIALS — 9.0%
85,605	3M Co.	16,311,177
161,155	Honeywell International, Inc.	21,291,799
75,390	Illinois Tool Works, Inc.	9,551,159

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
68,822	Lockheed Martin Corp.	$18,020,352
		65,174,487
	MATERIALS — 4.0%
120,220	Air Products & Chemicals, Inc.	19,241,211
118,858	LyondellBasell Industries NV, Class A1	9,884,231
		29,125,442
	REAL ESTATE — 5.5%
175,745	Crown Castle International Corp. - REIT	19,091,179
131,375	Realty Income Corp. - REIT	8,281,880
74,993	Simon Property Group, Inc. - REIT	12,598,074
		39,971,133
	TECHNOLOGY — 18.0%
41,169	Automatic Data Processing, Inc.	5,398,079
27,740	Broadcom, Inc.	7,053,727
689,784	Cisco Systems, Inc.	29,888,341
278,400	HP, Inc.	5,696,064
130,834	Maxim Integrated Products, Inc.	6,652,909
310,348	Microsoft Corp.	31,522,046
288,519	Paychex, Inc.	18,797,013
267,921	Texas Instruments, Inc.	25,318,535
		130,326,714
	UTILITIES — 8.3%
170,999	NextEra Energy, Inc.	29,723,046
129,330	Sempra Energy	13,992,213
239,973	WEC Energy Group, Inc.	16,620,530
		60,335,789
	TOTAL COMMON STOCKS (Cost $608,722,212)	687,429,172

	SHORT-TERM INVESTMENTS — 4.0%
29,107,513	Federated Treasury Obligations Fund - Institutional Class 2.22%[2]	29,107,513
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,107,513)	29,107,513
	TOTAL INVESTMENTS — 98.7% (Cost $637,829,725)	716,536,685
	Other Assets in Excess of Liabilities — 1.3%	9,491,078
	TOTAL NET ASSETS — 100.0%	$726,027,763

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

Summary OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	18.0%
Health Care	17.0%
Financials	12.5%
Consumer Discretionary	9.3%
Industrials	9.0%
Utilities	8.3%
Consumer Staples	5.7%
Real Estate	5.5%
Energy	5.4%
Materials	4.0%
Total Common Stocks	94.7%
Short-Term Investments	4.0%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $637,829,725)	$716,536,685
Receivables:
Fund shares sold	10,177,607
Dividends and interest	1,023,409
Prepaid expenses	13,726
Total assets	727,751,427

Liabilities:
Payables:
Fund shares redeemed	979,988
Advisory fees	350,111
Shareholder servicing fees (Note 7)	94,746
Distribution fees - Class C (Note 8)	72,314
Distribution fees - Class A (Note 8)	15,819
Fund administration and accounting fees	100,182
Transfer agent fees and expenses	31,675
Custody fees	26,234
Auditing fees	8,904
Trustees' deferred compensation (Note 3)	2,400
Chief Compliance Officer fees	1,805
Trustees' fees and expenses	703
Dividend payable	261
Accrued other expenses	38,522
Total liabilities	1,723,664

Net Assets	$726,027,763

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$650,840,903
Total distributable earnings	75,186,860
Net Assets	$726,027,763

Class A Shares:
Net assets applicable to shares outstanding	$73,493,233
Number of shares issued and outstanding	4,559,097
Net asset value per share[1]	$16.12
Maximum sales charge (5.50% of offering price)[2]	0.94
Maximum offering price to public	$17.06

Class C Shares:
Net assets applicable to shares outstanding	$90,066,960
Number of shares issued and outstanding	5,634,072
Net asset value per share[3]	$15.99

Class I Shares:
Net assets applicable to shares outstanding	$562,467,570
Number of shares issued and outstanding	34,810,124
Net asset value per share	$16.16

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of purchase.

[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.

[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income:
Dividends	$9,352,139
Interest	189,994
Total investment income	9,542,133

Expenses:
Advisory fees	2,143,968
Distribution fees - Class C (Note 8)	417,291
Distribution fees - Class A (Note 8)	94,837
Shareholder servicing fees (Note 7)	276,410
Fund administration fees	264,851
Transfer agent fees and expenses	62,147
Custody fees	43,967
Registration fees	42,302
Shareholder reporting fees	32,131
Miscellaneous	16,722
Fund accounting fees	14,613
Legal fees	12,173
Auditing fees	9,556
Chief Compliance Officer fees	8,528
Trustees' fees and expenses	6,305
Insurance fees	1,420
Total expenses	3,447,221
Advisory fees waived	(196,682)
Net expenses	3,250,539
Net investment income	6,291,594

Realized and Unrealized Gain (Loss):
Net realized gain on investments	491,549
Net change in unrealized appreciation/depreciation on investments	(20,163,191)
Net increase from payments by affiliates (Note 3)	729
Net realized and unrealized loss	(19,670,913)

Net Decrease in Net Assets from Operations	$(13,379,319)

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$6,291,594	$9,931,135
Net realized gain on investments	491,549	3,388,803
Net change in unrealized appreciation/depreciation on investments	(20,163,191)	37,242,581
Net increase from payments by affiliates (Note 3)	729	-
Net increase (decrease) in net assets resulting from operations	(13,379,319)	50,562,519

Distributions to Shareholders:
Distributions[1]:
Class A	(770,890)
Class C	(505,925)
Class I	(5,875,189)

From net investment income:
Class A		(1,139,877)
Class C		(658,071)
Class I		(7,336,257)
Total distributions to shareholders	(7,152,004)	(9,134,205)

Capital Transactions:
Net proceeds from shares sold:
Class A	15,457,535	30,102,853
Class C	22,182,852	19,715,315
Class I	191,407,556	165,166,164
Reinvestment of distributions:
Class A	620,010	916,535
Class C	343,982	428,187
Class I	3,434,655	3,949,369
Cost of shares redeemed:
Class A2	(19,429,454)	(21,693,208)
Class C3	(7,303,067)	(15,532,775)
Class I4	(76,128,221)	(91,349,808)
Net increase in net assets from capital transactions	130,585,848	91,702,632

Total increase in net assets	110,054,525	133,130,946

Net Assets:
Beginning of year	615,973,238	482,842,292
End of year[5]	$726,027,763	$615,973,238

Capital Share Transactions:
Shares sold:
Class A	911,257	1,836,734
Class C	1,335,272	1,212,451
Class I	11,390,642	10,035,438
Shares reinvested:
Class A	36,462	56,435
Class C	20,345	26,519
Class I	201,838	242,523
Shares redeemed:
Class A	(1,148,395)	(1,323,693)
Class C	(430,316)	(957,667)
Class I	(4,455,759)	(5,581,946)
Net increase in capital share transactions	7,861,346	5,546,794

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.

[2]	Net of redemption fee proceeds of $4,595 and $10,583, respectively.

[3]	Net of redemption fee proceeds of $21 and $3,267, respectively.

[4]	Net of redemption fee proceeds of $2,567 and $19,620, respectively.

[5]	End of year net assets include accumulated undistributed net investment income of $936,252 for the year ended June 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended June 30,
	December 31, 2018
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$16.57	$15.27	$14.02	$13.26	$13.15	$11.34
Income from Investment Operations:
Net investment income[1]	0.16	0.28	0.25	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.44)	1.27	1.25	0.81	0.14	1.82
Total from investment operations	(0.28)	1.55	1.50	1.05	0.37	2.06

Less Distributions:
From net investment income	(0.17)	(0.25)	(0.25)	(0.20)	(0.22)	(0.21)
From net realized gain	-	-	-	(0.09)	(0.04)	(0.05)
Total distributions	(0.17)	(0.25)	(0.25)	(0.29)	(0.26)	(0.26)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	0.01

Net asset value, end of year	$16.12	$16.57	$15.27	$14.02	$13.26	$13.15

Total return[3]	(1.71)%[5]	10.23%	10.81%	8.12%	2.82%	18.47%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$73,493	$78,870	$63,983	$41,601	$29,825	$26,509

Ratio of expenses to average net assets:
Before fees waived/recovered	1.14%[6]	1.19%	1.21%	1.28%	1.45%	2.98%
After fees waived/recovered	1.08%[6]	1.15%[4]	1.23%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets:
Before fees waived/recovered	1.75%[6]	1.66%	1.76%	1.97%	1.65%	0.35%
After fees waived/recovered	1.81%[6]	1.70%	1.74%	1.85%	1.70%	1.93%

Portfolio turnover rate	6%[5]	16%	22%	27%	35%	33%

[1]	Based on average shares outstanding for the year.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.

[4]	Effective January 1, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.08% of average daily net assets of the Fund. Prior to January 1, 2018, the annual operating expense limit was 1.23%.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended June 30,
	December 31, 2018
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$16.43	$15.15	$13.92	$13.20	$13.08	$11.30
Income from Investment Operations:
Net investment income[1]	0.09	0.15	0.14	0.14	0.13	0.14
Net realized and unrealized gain (loss) on investments	(0.43)	1.27	1.24	0.80	0.15	1.82
Total from investment operations	(0.34)	1.42	1.38	0.94	0.28	1.96

Less Distributions:
From net investment income	(0.10)	(0.14)	(0.15)	(0.13)	(0.12)	(0.13)
From net realized gain	-	-	-	(0.09)	(0.04)	(0.05)
Total distributions	(0.10)	(0.14)	(0.15)	(0.22)	(0.16)	(0.18)

Remption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of year	$15.99	$16.43	$15.15	$13.92	$13.20	$13.08

Total return[3]	(2.09)%[5]	9.42%	9.96%	7.27%	2.12%	17.51%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$90,067	$77,347	$67,076	$45,801	$29,217	$9,205

Ratio of expenses to average net assets:
Before fees waived/recovered	1.89%[6]	1.94%	1.96%	2.03%	2.20%	3.73%
After fees waived/recovered	1.83%[6]	1.90%[4]	1.98%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.00%[6]	0.91%	1.01%	1.22%	0.90%	(0.40)%
After fees waived/recovered	1.06%[6]	0.95%	0.99%	1.10%	0.95%	1.18%

Portfolio turnover rate	6%[5]	16%	22%	27%	35%	33%

[1]	Based on average shares outstanding for the year.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.

[4]	Effective January 1, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.83% of average daily net assets of the Fund. Prior to January 1, 2018, the annual operating expense limit was 1.98%.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended June 30,
	December 31, 2018
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of year	$16.61	$15.31	$14.06	$13.29	$13.16	$11.35
Income from Investment Operations:
Net investment income[1]	0.18	0.32	0.29	0.28	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.43)	1.27	1.25	0.81	0.16	1.83
Total from investment operations	(0.25)	1.59	1.54	1.09	0.42	2.09

Less Distributions:
From net investment income	(0.20)	(0.29)	(0.29)	(0.23)	(0.26)	(0.23)
From net realized gain	-	-	-	(0.09)	(0.04)	(0.05)
Total distributions	(0.20)	(0.29)	(0.29)	(0.32)	(0.30)	(0.28)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	-

Net asset value, end of year	$16.16	$16.61	$15.31	$14.06	$13.29	$13.16

Total return[3]	(1.56)%[5]	10.47%	11.05%	8.41%	3.26%	18.74%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$562,468	$459,756	$351,783	$205,134	$103,401	$666

Ratio of expenses to average net assets:
Before fees waived/recovered	0.89%[6]	0.94%	0.96%	1.03%	1.20%	2.73%
After fees waived/recovered	0.83%[6]	0.90%[4]	0.98%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived/recovered	2.00%[6]	1.91%	2.01%	2.22%	1.90%	0.60%
After fees waived/recovered	2.06%[6]	1.95%	1.99%	2.10%	1.95%	2.18%

Portfolio turnover rate	6%[5]	16%	22%	27%	35%	33%

[1]	Based on average shares outstanding for the year.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Effective January 1, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.83% of average daily net assets of the Fund. Prior to January 1, 2018, the annual operating expense limit was 0.98%.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

Note 1 – Organization

AAM/Bahl & Gaynor Income Growth Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is current and growing income, secondarily downside protection and thirdly long-term capital appreciation. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2018 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended June 30, 2016-2018 and as of and during the six months ended December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2018 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.08%, 1.83% and 0.83% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to January 1, 2018, the Fund’s annual operating expense limits were 1.23%, 1.98% and 0.98% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively.

For the six months ended December 31, 2018, the Advisor waived a portion of its advisory fees totaling $196,682. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2018, the amount of these potentially recoverable expenses was $438,501. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2021	$241,819
2022	196,682
Total	$438,501

The “Net increase from payments by affiliates” in the Statement of Operations and the Statements of Changes represents an amount reimbursed from the Advisor for losses on transactions not meeting the investment guidelines for the Fund. The amount of the reimbursement had no impact to the Fund’s NAV.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2018 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2018 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$638,348,719

Gross unrealized appreciation	98,509,462
Gross unrealized depreciation	(20,321,496)

Net unrealized appreciation	$78,187,966

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$936,252
Undistributed long-term capital gains	-
Tax accumulated earnings	936,252

Accumulated capital and other losses	(3,706,796)
Unrealized appreciation on investments	98,488,727
Total accumulated earnings	$95,718,183

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2018 (Unaudited)

The tax character of the distributions paid during the fiscal years ended June 30, 2018, and June 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$9,134,205	$6,901,853
Net long-term capital gains	-	-
Total distributions paid	$9,134,205	$6,901,853

At June 30, 2018, the Fund had $3,706,796 of accumulated short term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2018 and the year ended June 30, 2018, the Fund received $7,183 and $33,470, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2018, purchases and sales of investments, excluding short-term investments, were $145,867,278 and $36,339,061, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% for the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2018, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2018 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$687,429,172	$-	$-	$687,429,172
Short-Term Investments	29,107,513	-	-	29,107,513
Total Investments	$716,536,685	$-	$-	$716,536,685

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2018 (Unaudited)

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/Bahl & Gaynor Income Growth Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bahl & Gaynor Income Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/18	12/31/18	7/1/18 – 12/31/18
Class A	Actual Performance	$1,000.00	$982.90	$5.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.76	5.50
Class C	Actual Performance	1,000.00	979.10	9.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.98	9.30
Class I	Actual Performance	1,000.00	984.40	4.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.02	4.23

*	Expenses are equal to the Fund’s annualized expense ratios of 1.08%, 1.83% and 0.83% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

AAM/Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, Ohio 45202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund - Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund - Class C	AFYCX	461418 170
AAM/Bahl & Gaynor Income Growth Fund - Class I	AFNIX	461418 162

Privacy Principles of the AAM/Bahl & Gaynor Income Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Bahl & Gaynor Income Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Bahl & Gaynor Income Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/11/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/19